MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS - Liability Measured at Estimated Fair Value (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning	$ 0
Additions during the year ended December 31, 2021	1,288
Balance, ending	225	$ 0
Embedded Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning	$ 0	0
Additions during the year ended December 31, 2021		89
Transfer out of Level 3		89
Balance, ending		$ 0